Acquisition of Liberty Dialysis Holdings (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition Date of Acquisition
Acquisition
Assets held for sale	$164,068
Trade accounts receivable	156,443
Other current assets	20,488
Deferred tax assets	14,932
Property, plant and equipment	167,360
Intangible assets and other assets	84,056
Goodwill	1,999,862
Accounts payable, accrued expenses and other current liabilities	(116,153)
Income tax payable and deferred taxes	(42,697)
Short-term borrowings, other financial liabilities, long-term debt and capital lease obligations	(72,101)
Other liabilities	(29,800)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)
Total acquisition cost	$2,181,358
Less non-cash contributions at fair value
Investment at acquisition date	(201,915)
Long-term Notes Receivable	(282,784)
Total non-cash items	(484,699)

Net Cash paid	$1,696,659